Stockholders' Equity (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized	40,000,000		40,000,000	40,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	51,922,009		48,834,916	36,149,985
Common Stock, Shares Authorized	300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Voting Rights			one vote for each share on matters submitted to a vote to shareholders
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable Fair Value Method			average closing price from the preceding five days up to the transaction closing date on the OTCQB Market
Proceeds from Issuance of Private Placement (in Dollars)			$ 8,178,471
Payments of Stock Issuance Costs (in Dollars)	0	77,537	367,915	0
Common Stock, Capital Shares Reserved for Future Issuance			2,794,100
Series AA Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized			3,000,000
Preferred Stock, Shares Issued	0		2,342,740	0
Preferred Stock, Shares Outstanding	0		2,342,740	0
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Dividends Payable (in Dollars)			$ 30